Financial Instruments - Summary of Other Liabilities Related to Business Combination (Detail) - Other Liabilities Related to Business Combination [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Q2T [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in profit or loss, Risk adjusted discount rate	$ 17	$ 77
Decrease in Profit or loss, Risk adjusted discount rate	(18)	$ (79)
Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in equity, Volatility	20
Decrease in equity, Volatility	(22)
Increase in equity, Risk free interest rate	(17)
Decrease in equity, Risk free interest rate	16
Increase in equity, Discount rate	39
Decrease in equity, Discount rate	(40)
Increase in equity, Revenue	(38)
Decrease in equity, Revenue	$ 38